Operating loss	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Operating loss
5.
Operating loss

This is stated after charging/(crediting):

	Year ended December 31,
	2022	2021	2020
	£000s	£000s	£000s
Depreciation of property, plant and equipment	478	411	476
Amortization of intangibles	4	16	20
Share-based payments charge	10,252	8,632	4,395
(Gain)/loss on disposal of property, plant and equipment	-	-	(3)
Short lease payments on premises	410	332	347
Fees payable to the Company's auditors for the audit of the Company and the consolidation:
- audit fees	463	403	284
- other assurance services	150	180	431